UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111
(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2015

Date of reporting period: 02/28/2015

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 94.17%

Auto Parts & Equipment - 5.35%
Dana Holding Corp.	20,000	$437,000
Goodyear Tire & Rubber Co.	25,000	668,250
		1,105,250
Banks - 4.70%
First Republic Bank	10,000	570,000
Zions Bancorporation	15,000	401,025
		971,025
Beverages - 8.26%
* Constellation Brands , Inc. - Class A	8,000	917,760
Dr. Pepper Snapple Group, Inc.	10,000	787,900
		1,705,660
Chemicals - 2.08%
LyondellBasell Industries NV - Class A	5,000	429,550

Commercial Services - 8.50%
Cintas Corp.	10,000	834,800
* Quanta Services, Inc.	15,000	431,700
Western Union Co.	25,000	488,000
		1,754,500

Computers - 4.83%
Seagate Technology PLC	5,000	305,600
* Syntel, Inc.	14,000	691,600
		997,200
Electrical Components & Equipment - 3.24%
Energizer Holdings, Inc.	5,000	669,150

Food - 2.56%
McCormick & Co., Inc.	7,000	527,660

Hand & Machine Tools - 9.46%
Lincoln Electric Holdings, Inc.	8,000	552,320
Snap-On, Inc.	5,500	809,765
Stanley Black & Decker, Inc.	6,000	590,040
		1,952,125
Healthcare - Products - 6.64%
DENTSPLY International, Inc.	10,000	530,100
* Henry Schein, Inc.	6,000	840,300
		1,370,400
Healthcare - Services - 6.29%
Quest Diagnostics, Inc.	8,000	561,120
Universal Health Services, Inc. - Class B	6,500	736,775
		1,297,895
Home Builders - 2.99%
Thor Industries, Inc.	10,000	616,600

Household Products & Wares - 3.81%
Newell Rubbermaid, Inc.	20,000	785,800

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 94.17% (continued)

Machinery - Diversified - 4.96%
Nordson Corp.	5,000	384,650
* Middleby Corp.	6,000	639,660
		1,024,310

Mining - 2.09%
Silver Wheaton Corp.	20,000	431,800

Miscellaneous Manufacturing - 2.30%
Hillenbrand, Inc.	15,000	475,500

Oil & Gas - 2.50%
Energen Corp.	8,000	517,120

Oil & Gas Services - 1.82%
* Cameron International Corp.	8,000	376,640

Private Equity - 1.58%
Apollo Global Management LLC - Class A	14,000	326,480

Real Estate - 2.32%
W.P. Carey, Inc.	7,000	480,060

Retail - 4.10%
Ross Stores, Inc.	8,000	846,480

Semiconductors - 2.52%
Microchip Technology, Inc.	10,000	512,700

Software - 1.27%
* IMS Health Holdings, Inc.	10,000	263,200

Total Common Stock (Cost $12,332,184)		19,437,105

Exchange-Traded Funds - 1.29%
* SPDR Gold Shares	2,300	267,168

Total Exchange-Traded Funds (Cost $187,562)		267,168

Investment Companies - 3.02%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	622,630	622,630

Total Investment Companies (Cost $622,630)		622,630

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

Value

Total Investments (Cost $13,142,376) - 98.48%	$20,326,903
Other Assets in Excess of Liabilities, net - 1.52%	314,020
Net Assets - 100.00%	$20,640,923

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)

See Notes to Schedules of Investments

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	5.35%	$1,105,250
Banks	4.70%	971,025
Beverages	8.26%	1,705,660
Chemicals	2.08%	429,550
Commercial Services	8.50%	1,754,500
Computers	4.83%	997,200
Electrical Components & Equipment	3.24%	669,150
Exchange-Traded Funds	1.29%	267,168
Food	2.56%	527,660
Hand & Machine Tools	9.46%	1,952,125
Healthcare - Products	6.64%	1,370,400
Healthcare - Services	6.29%	1,297,895
Home Builders	2.99%	616,600
Household Products & Wares	3.81%	785,800
Investment Companies	3.02%	622,630
Machinery - Diversified	4.96%	1,024,310
Mining	2.09%	431,800
Miscellaneous Manufacturing	2.30%	475,500
Oil & Gas	2.50%	517,120
Oil & Gas Services	1.82%	376,640
Private Equity	1.58%	326,480
Real Estate	2.32%	480,060
Retail	4.10%	846,480
Semiconductors	2.52%	512,700
Software	1.27%	263,200
	98.48%	$20,326,903

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 98.26%

Apparel - 3.73%
* Deckers Outdoor Corp.	8,000	$593,920

Banks - 9.03%
Bryn Mawr Bank Corp.	15,000	449,100
Heartland Financial USA, Inc.	15,900	488,289
Preferred Bank / Los Angeles, CA	18,500	498,575
		1,435,964
Building Materials - 3.16%
* Trex Co, Inc.	10,000	503,500

Chemicals - 3.63%
Stepan Co.	10,000	410,800
Zep, Inc.	10,000	166,300
		577,100
Commercial Services - 8.51%
Deluxe Corp.	13,000	865,150
Ennis, Inc.	35,000	488,250
		1,353,400
Computers - 2.67%
* Mercury Systems, Inc.	25,000	425,500

Electric - 6.60%
Black Hills Corp.	10,000	508,300
NorthWestern Corp.	10,000	541,900
		1,050,200
Energy - Alternate Sources - 4.87%
* SunEdison, Inc.	35,000	774,900

Environmental Control - 2.72%
Covanta Holding Corp.	20,000	433,400

Food - 3.70%
B&G Foods, Inc.	15,000	429,750
* Senomyx, Inc.	30,000	159,600
		589,350
Gas - 2.20%
Questar Corp.	15,000	350,700

Healthcare - Services - 2.73%
HealthSouth Corp.	10,000	434,600

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 98.26% (continued)

Home Furnishings - 4.28%
Daktronics, Inc.	30,000	$306,900
La-Z-Boy, Inc.	15,000	374,250
		681,150
Iron & Steel - 2.13%
Carpenter Technology Corp.	8,000	338,880

Insurance - 2.70%
Maiden Holdings Ltd.	30,000	429,300

Leisure Time - 4.34%
* Jarden Corp.	13,000	689,910

Oil & Gas - 2.53%
* Birchcliff Energy Ltd.	40,000	220,200
Precision Drilling Corp.	30,000	182,700
		402,900
Packaging & Containers - 5.20%
KapStone Paper and Packaging Corp.	24,000	827,040

Pipelines - 0.58%
* Eagle Rock Energy Partners LP	34,000	92,820

REITs - 2.68%
Ashford Hospitality Trust, Inc.	40,000	426,000

Retail - 7.91%
Buckle, Inc.	10,000	503,000
Cracker Barrel Old Country Store, Inc.	5,000	755,150
		1,258,150
Semiconductors - 2.51%
* Silicon Motion Technology Corp.	15,000	398,850

Software - 1.72%
* Tangoe, Inc.	22,000	273,020

Telecommunications - 2.41%
* Iridium Communications, Inc.	40,000	383,200

Trucking & Leasing - 5.72%
Greenbrier Cos., Inc.	10,000	587,700
Textainer Group Holdings Ltd.	10,000	322,600
		910,300

Total Common Stock (Cost $11,612,541)		15,634,054

Investment Companies - 7.49%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,192,523	1,192,523

Total Investment Companies (Cost $1,192,523)		1,192,523

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

Value

Total Investments (Cost $12,805,064) - 105.75%	$16,826,577
Liabilities in Excess of Other Assets, net - (5.75)%	(915,036)
Net Assets - 100.00%	$15,911,541

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	3.73%	$593,920
Banks	9.03%	1,435,964
Building Materials	3.16%	503,500
Chemicals	3.63%	577,100
Commercial Services	8.51%	1,353,400
Computers	2.67%	425,500
Electric	6.60%	1,050,200
Energy - Alternate Sources	4.87%	774,900
Environmental Control	2.72%	433,400
Food	3.70%	589,350
Gas	2.20%	350,700
Healthcare - Services	2.73%	434,600
Home Furnishings	4.28%	681,150
Insurance	2.70%	429,300
Investment Companies	7.49%	1,192,523
Iron & Steel	2.13%	338,880
Leisure Time	4.34%	689,910
Oil & Gas	2.53%	402,900
Packaging & Containers	5.20%	827,040
Pipelines	0.58%	92,820
REITS	2.68%	426,000
Retail	7.91%	1,258,150
Semiconductors	2.51%	398,850
Software	1.72%	273,020
Telecommunications	2.41%	383,200
Trucking & Leasing	5.72%	910,300
Total	105.75%	$16,826,577

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 96.01%

Auto Parts & Equipment - 2.12%
Goodyear Tire & Rubber Co.	5,130	$137,125

Banks - 3.00%
First Republic Bank CA	3,410	194,370

Biotechnology - 2.68%
Gilead Sciences, Inc.	1,680	173,930

Building Materials - 3.36%
Fortune Brands Home & Security, Inc.	4,700	217,704

Chemicals - 2.69%
LyondellBasell Industries NV	2,030	174,397

Commercial Services - 5.54%
Cintas Corp.	1,970	164,456
MasterCard, Inc.	2,160	194,681
		359,137
Computers - 8.50%
Accenture PLC	1,900	171,057
Apple, Inc.	1,430	183,698
* Syntel, Inc.	3,970	196,118
		550,873
Diversified Financial Services - 3.13%
Air Lease Corp.	5,300	202,672

Engineering & Construction - 2.99%
Chicago Bridge & Iron Co. NV	4,200	193,872

Food - 3.57%
* Hain Celestial Group, Inc.	3,700	231,361

Internet - 3.46%
* Google, Inc.	400	224,206

Leisure Time - 4.02%
* Jarden Corp.	4,910	260,574

Machinery - Diversified - 6.12%
Middleby Corp.	1,860	198,294
Wabtec Corp. DE	2,090	198,320
		396,614
Media - 6.64%
Nielsen NV	4,870	220,173
Walt Disney Co.	2,020	210,242
		430,415
Oil & Gas - 1.43%
* Birchcliff Energy Ltd.	16,770	92,319

Packaging & Containers - 2.69%
KapStone Paper and Packaging Corp.	5,050	174,023

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	Shares	Value

Common Stock - 96.01% (continued)

Pharmaceuticals - 12.01%
McKesson Corp.	1,315	$300,740
* Salix Pharmaceuticals Ltd.	1,380	216,936
* Valeant Pharmaceuticals International, Inc.	1,320	260,674
		778,350
Pipelines - 3.39%
Kinder Morgan, Inc.	5,340	218,993

Private Equity - 3.38%
Blackstone Group LP	5,840	218,766

Retail - 8.99%
Advance Auto Parts, Inc.	1,330	206,057
CVS Health Corp.	1,690	175,540
Starbucks Corp.	2,150	200,993
		582,590
Semiconductors - 3.08%
* NXP Semiconductors NV	2,350	199,503

Transportation - 3.22%
* XPO Logistics, Inc.	4,720	208,388

Total Common Stock (Cost $5,691,952)		6,220,182

Investment Companies - 4.48%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	290,353	290,353

Total Investment Companies (Cost $290,353)		290,353

		Value

Total Investments (Cost $5,982,305) - 100.49%		$6,510,535
Liabilities in Excess of Other Assets, net - (0.49)%		(32,147)
Net Assets - 100.00%		$6,478,388

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2015 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

See Notes to Schedules of Investments

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2015 (Unaudited)

	% of Net
Industry	Assets	Value
Auto Parts & Equipment	2.12%	137,125
Banks	3.00%	194,370
Biotechnology	2.68%	173,930
Building Materials	3.36%	217,704
Chemicals	2.69%	174,397
Commercial Services	5.54%	359,137
Computers	8.50%	550,873
Diversified Financial Services	3.13%	202,672
Engineering & Construction	2.99%	193,872
Food	3.57%	231,361
Internet	3.46%	224,206
Investment Companies	4.48%	290,353
Leisure Time	4.02%	260,574
Machinery - Diversified	6.12%	396,614
Media	6.64%	430,415
Oil & Gas	1.43%	92,319
Packaging & Containers	2.69%	174,023
Pharmaceuticals	12.01%	778,350
Pipelines	3.39%	218,993
Private Equity	3.38%	218,766
Retail	8.99%	582,590
Semiconductors	3.08%	199,503
Transportation	3.22%	208,388
Total	100.49%	$6,510,535

See Notes to Schedules of Investments

Capital Management Funds

Notes to Schedules of Investments	February 28, 2015 (Unaudited)

Organization
The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2015 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2015:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$19,437,105	$-	$19,437,105
Exchange-Traded Funds	267,168	-	267,168
Investment Companies	-	622,630	622,630
Totals	$19,704,273	$622,630	$20,326,903

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$15,634,054	$-	$15,634,054
Investment Companies	-	1,192,523	1,192,523
Totals	$15,634,054	$1,192,523	$16,826,577

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$6,220,182	$-	$6,220,182
Investment Companies	-	290,353	290,353
Totals	$6,220,182	$290,353	$6,510,535

(a)	At February 28, 2015, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the end of the reporting period.  There were no transfers between levels as of February 28, 2015, from the valuation input levels used on November 30, 2014.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2015 (Unaudited)

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2015 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$13,142,376	$7,394,549	$(210,022)	$7,184,527

Small-Cap Fund	12,990,799	4,891,329	(1,055,551)	3,835,778

All-Cap Fund	5,982,305	564,118	(35,888)	528,230

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 28, 2015